Loan and Lease Operations - Summary of Reconciliation of Expected Loan Losses for Loan Operations and Lease Operations (Parenthetical) (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of loans and lease operations [Abstract]
Provision for Expected Loss	R$ 47,051	R$ 36,029	R$ 8
Expected loan losses for financial guarantees pledged	(907)	(837)	(1,191)
Commitments released	R$ (3,485)	R$ (3,303)	R$ (2,601)